Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Class A [Member]
Numerator:
Allocation of net loss	$ (103,442)	$ (3,692,303)
Denominator:
Basic weighted average shares outstanding	23,000,000	7,411,111
Basic net loss per ordinary share	$ 0	$ (0.5)
Denominator:
Diluted weighted average shares outstanding	23,000,000	7,411,111
Diluted net loss per ordinary share	$ 0	$ (0.5)
Class B [Member]
Numerator:
Allocation of net loss	$ (25,861)	$ (2,611,460)
Denominator:
Basic weighted average shares outstanding	5,750,000	5,241,667
Basic net loss per ordinary share	$ 0	$ (0.5)
Denominator:
Diluted weighted average shares outstanding	5,750,000	5,241,667
Diluted net loss per ordinary share	$ 0	$ (0.5)